Equity - Outstanding number of shares (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Line Items]
Issuance of new shares			48,757
Ordinary shares [member]
Equity [Line Items]
Number of shares outstanding at end of period	881,480,527	870,182,445	905,128,293
Dividend distributed	14,174,568	6,345,968	18,080,198
Purchase of treasury shares, number of	(5,080,693)	(45,486,392)	(8,669,622)
Re-issuance of treasury shares, number of	2,204,207	4,194,577	4,695,170